TRADE RECEIVABLES, PREPAYMENTS AND OTHER RECEIVABLES - Summary of trade receivables pre payments - narrative (Details)	6 Months Ended
Jun. 30, 2026
Disclosure of Aging Analysis of Trade Receivables [Line Items]
Term of recover of trade and other receivables	1 year
Bottom of range [member]
Disclosure of Aging Analysis of Trade Receivables [Line Items]
Trade receivables due Term	30 days
Top of range [member]
Disclosure of Aging Analysis of Trade Receivables [Line Items]
Trade receivables due Term	90 days